                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702

The Value Line Asset Allocation Fund, Inc.
------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R. Anastasio
--------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: March 31,2008
                         -------------

Date of reporting period: December 31,2007
                          ----------------

ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 12/31/07 is included with this Form.

Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2007
--------------------------------------------------------------------------------

    SHARES                                                VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS  (73.8%)
               ADVERTISING  (0.2%)
     10,000    R.H. Donnelley Corp.  *                  $     364,800
               AEROSPACE/DEFENSE  (3.8%)
      3,000    Alliant Techsystems, Inc.  *                   341,280
     12,000    BE Aerospace, Inc.  *                          634,800
      4,000    Boeing Co. (The)                               349,840
      4,600    General Dynamics Corp.                         409,354
      4,000    Goodrich Corp.                                 282,440
      3,500    L-3 Communications Holdings, Inc.              370,790
      3,000    Lockheed Martin Corp.                          315,780
     12,750    Moog, Inc. Class A *                           584,078
      3,500    Northrop Grumman Corp.                         275,240
      8,800    Precision Castparts Corp.                    1,220,560
      5,000    Raytheon Co.                                   303,500
      7,000    Rockwell Collins, Inc.                         503,790
                                                        -------------
                                                            5,591,452
               APPAREL  (1.0%)
     10,000    Gildan Activewear, Inc. Class A *              411,600
     12,800    Guess?, Inc.                                   484,992
      9,000    Phillips-Van Heusen Corp.                      331,740
      4,200    VF Corp.                                       288,372
                                                        -------------
                                                            1,516,704
               AUTO & TRUCK  (0.1%)
      2,000    Toyota Motor Corp. ADR                         212,340
               AUTO PARTS  (0.9%)
      8,600    BorgWarner, Inc.                               416,326
     27,000    Johnson Controls, Inc.                         973,080
                                                        -------------
                                                            1,389,406
               BANK  (0.9%)
     16,800    Banco Bilbao Vizcaya Argentaria, S.A. ADR      407,400
     11,000    Bank of Hawaii Corp.                           562,540
     12,000    Wells Fargo & Co.                              362,280
                                                        -------------
                                                            1,332,220
               BANK - CANADIAN  (0.4%)
      5,500    Bank of Nova Scotia                            277,750
      6,800    Royal Bank of Canada                           347,072
                                                        -------------
                                                              624,822
               BANK - MIDWEST  (0.6%)
     12,076    Commerce Bancshares, Inc.                      541,732
      4,000    Northern Trust Corp.                           306,320
                                                        -------------
                                                              848,052
               BEVERAGE - SOFT DRINK  (1.4%)
      4,700    Coca-Cola Co. (The)                            288,439
     20,000    Hansen Natural Corp.  *                        885,800
      7,000    Pepsi Bottling Group, Inc. (The)               276,220
      8,500    PepsiAmericas, Inc.                            283,220
      4,000    PepsiCo, Inc.                                  303,600
                                                        -------------
                                                            2,037,279

               BIOTECHNOLOGY  (0.2%)
      2,800    United Therapeutics Corp.  *             $     273,420
               BUILDING MATERIALS  (0.9%)
      3,000    Fluor Corp.                                    437,160
     10,000    Jacobs Engineering Group, Inc.  *              956,100
                                                        -------------
                                                            1,393,260
               CABLE TV  (0.5%)
      8,000    Rogers Communications, Inc. Class B            362,000
     14,000    Shaw Communications, Inc. Class B              331,520
                                                        -------------
                                                              693,520
               CEMENT & AGGREGATES  (0.2%)
      3,000    Vulcan Materials Co.                           237,270
               CHEMICAL - BASIC  (0.2%)
      5,000    Agrium, Inc.                                   361,050
               CHEMICAL - DIVERSIFIED  (1.6%)
      4,000    Air Products & Chemicals, Inc.                 394,520
     10,600    Albemarle Corp.                                437,250
      5,200    FMC Corp.                                      283,660
     10,000    Monsanto Co.                                 1,116,900
      5,700    Pall Corp.                                     229,824
                                                        -------------
                                                            2,462,154
               CHEMICAL - SPECIALTY  (2.6%)
     10,000    Airgas, Inc.                                   521,100
     18,000    Ecolab, Inc.                                   921,780
      4,400    Lubrizol Corp. (The)                           238,304
      4,600    Mosaic Co. (The)  *                            433,964
     11,400    Praxair, Inc.                                1,011,294
      4,000    Sherwin-Williams Co. (The)                     232,160
      8,400    Sigma-Aldrich Corp.                            458,640
                                                        -------------
                                                            3,817,242
               COMPUTER & PERIPHERALS  (1.0%)
     16,000    EMC Corp.  *                                   296,480
     10,000    Hewlett-Packard Co.                            504,800
      4,900    MICROS Systems, Inc.  *                        343,784
     10,000    Western Digital Corp.  *                       302,100
                                                        -------------
                                                            1,447,164
               COMPUTER SOFTWARE & SERVICES (2.1%)
      7,300    Accenture Ltd. Class A                         263,019
     19,000    ANSYS, Inc.  *                                 787,740
      4,700    DST Systems, Inc.  *                           387,985
      2,500    Equinix, Inc.  *                               252,675
      5,400    Infosys Technologies Ltd. ADR                  244,944
      8,300    Microsoft Corp.                                295,480
      4,200    NAVTEQ Corp.  *                                317,520
     13,000    Oracle Corp.  *                                293,540
      8,800    SEI Investments Co.                            283,096
                                                        -------------
                                                            3,125,999
               DIVERSIFIED COMPANIES  (3.8%)
      6,600    Acuity Brands, Inc.                            297,000
     22,500    AMETEK, Inc.                                 1,053,900
      8,200    Barnes Group, Inc.                             273,798
--------------------------------------------------------------------------------
1

                                          Value Line Asset Allocation Fund, Inc.

                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------
    SHARES                                                VALUE
--------------------------------------------------------------------------------
      5,200    Brink's Co. (The)                        $     310,648
      4,700    Danaher Corp.                                  412,378
      4,400    Honeywell International, Inc.                  270,908
      8,000    ITT Corp.                                      528,320
     15,600    McDermott International, Inc.  *               920,868
      3,600    Parker Hannifin Corp.                          271,116
      3,000    SPX Corp.                                      308,550
      4,200    Textron, Inc.                                  299,460
      5,000    United Technologies Corp.                      382,700
      3,500    Valmont Industries, Inc.                       311,920
                                                        -------------
                                                            5,641,566
               DRUG  (2.4%)
      4,500    Alexion Pharmaceuticals, Inc.  *               337,635
      4,800    Allergan, Inc.                                 308,352
     10,400    Celgene Corp.  *                               480,584
      7,000    Covance, Inc.  *                               606,340
     14,600    Gilead Sciences, Inc.  *                       671,746
      7,800    Immucor, Inc.  *                               265,122
      3,400    LifeCell Corp.  *                              146,574
      4,800    Novo Nordisk A/S ADR                           311,328
     10,000    Pharmaceutical Product
                 Development, Inc.                            403,700
                                                        -------------
                                                            3,531,381
               EDUCATIONAL SERVICES  (0.4%)
      4,200    ITT Educational Services, Inc.  *              358,134
      1,600    Strayer Education, Inc.                        272,928
                                                        -------------
                                                              631,062
               ELECTRICAL EQUIPMENT  (2.0%)
      6,600    Cooper Industries Ltd. Class A                 349,008
      6,600    Emerson Electric Co.                           373,956
     10,800    FLIR Systems, Inc.  *                          338,040
      4,200    Garmin Ltd.                                    407,400
      7,200    General Cable Corp.  *                         527,616
      6,400    Thomas & Betts Corp.  *                        313,856
     11,600    Trimble Navigation Ltd.  *                     350,784
      3,200    W.W. Grainger, Inc.                            280,064
                                                        -------------
                                                            2,940,724
               ELECTRICAL UTILITY - CENTRAL (0.2%)
      2,700    Entergy Corp.                                  322,704
               ELECTRICAL UTILITY - EAST (0.6%)
      7,000    Exelon Corp.                                   571,480
      4,500    FirstEnergy Corp.                              325,530
                                                        -------------
                                                              897,010
               ELECTRONICS  (1.3%)
     14,000    Amphenol Corp. Class A                         649,180
      7,400    Harris Corp.                                   463,832
      8,700    MEMC Electronic Materials, Inc.  *             769,863
                                                        -------------
                                                            1,882,875
               ENVIRONMENTAL  (0.9%)
     15,000    Republic Services, Inc.                        470,250
      8,600    Stericycle, Inc.  *                            510,840

     10,500    Waste Connections, Inc.  *               $     324,450
                                                        -------------
                                                            1,305,540
               FINANCIAL SERVICES - DIVERSIFIED (2.7%)
      4,000    Affiliated Managers Group, Inc.  *             469,840
      3,300    BlackRock, Inc. Class A                        715,440
      9,700    Eaton Vance Corp.                              440,477
      2,600    Franklin Resources, Inc.                       297,518
     11,000    Leucadia National Corp.                        518,100
      6,000    Loews Corp.                                    302,040
      6,000    Principal Financial Group, Inc.                413,040
      8,700    ProAssurance Corp.  *                          477,804
      6,800    T. Rowe Price Group, Inc.                      413,984
                                                        -------------
                                                            4,048,243
               FOOD PROCESSING  (1.1%)
      2,600    Bunge Ltd.                                     302,666
     13,300    Flowers Foods, Inc.                            311,353
      7,200    Hormel Foods Corp.                             291,456
      2,500    Ralcorp Holdings, Inc.  *                      151,975
      8,400    Unilever PLC ADR                               314,328
      5,400    Wm. Wrigley Jr. Co.                            316,170
                                                        -------------
                                                            1,687,948
               HEALTH CARE INFORMATION SYSTEMS (0.3%)
      7,000    Allscripts Healthcare Solutions, Inc.  *       135,940
      5,000    Cerner Corp.  *                                282,000
                                                        -------------
                                                              417,940
               HOME APPLIANCES  (0.2%)
      5,500    Toro Co. (The)                                 299,420
               HOTEL/GAMING  (1.1%)
     17,200    Penn National Gaming, Inc.  *                1,024,260
      4,500    Vail Resorts, Inc.  *                          242,145
      9,000    WMS Industries, Inc.  *                        329,760
                                                        -------------
                                                            1,596,165
               HOUSEHOLD PRODUCTS  (0.6%)
      6,400    Church & Dwight Company, Inc.                  346,048
      3,000    Energizer Holdings, Inc.  *                    336,390
      8,500    Tupperware Brands Corp.                        280,755
                                                        -------------
                                                              963,193
               HUMAN RESOURCES  (0.2%)
      7,000    Watson Wyatt Worldwide, Inc. Class A           324,870
               INDUSTRIAL SERVICES  (2.1%)
     16,000    C.H. Robinson Worldwide, Inc.                  865,920
     17,100    Corrections Corp. of America  *                504,621
     10,600    EMCOR Group, Inc.  *                           250,478
      6,500    FTI Consulting, Inc.  *                        400,660
      9,000    Geo Group, Inc. (The)  *                       252,000
      9,600    Iron Mountain, Inc.  *                         355,392
      9,000    Quanta Services, Inc.  *                       236,160
      5,729    URS Corp.  *                                   311,279
                                                        -------------
                                                            3,176,510
--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                VALUE
--------------------------------------------------------------------------------
               INFORMATION SERVICES  (1.0%)
      5,400    Alliance Data Systems Corp.  *           $     404,946
      5,500    Dun & Bradstreet Corp. (The)                   487,465
      5,800    FactSet Research Systems, Inc.                 323,060
      4,000    Moody's Corp.                                  142,800
      6,000    Nuance Communications, Inc.  *                 112,080
                                                        -------------
                                                            1,470,351
               INSURANCE - LIFE  (1.0%)
      6,300    AFLAC, Inc.                                    394,569
     11,000    Manulife Financial Corp.                       448,250
      6,000    MetLife, Inc.                                  369,720
      3,300    Prudential Financial, Inc.                     307,032
                                                        -------------
                                                            1,519,571
               INSURANCE - PROPERTY & CASUALTY (1.5%)
      4,500    ACE Ltd.                                       278,010
      3,900    Arch Capital Group Ltd.  *                     274,365
      5,600    Assurant, Inc.                                 374,640
      5,500    Chubb Corp. (The)                              300,190
      7,600    RLI Corp.                                      431,604
      3,000    SAFECO Corp.                                   167,040
      7,000    Sun Life Financial, Inc.                       391,580
                                                        -------------
                                                            2,217,429
               INTERNET  (0.2%)
        500    Google, Inc. Class A *                         345,740
               MACHINERY  (3.8%)
      3,500    Bucyrus International, Inc. Class A            347,865
      3,600    Caterpillar, Inc.                              261,216
      5,300    Curtiss-Wright Corp.                           266,060
      4,800    Deere & Co.                                    446,976
      3,500    Flowserve Corp.                                336,700
      4,700    Foster Wheeler Ltd.  *                         728,594
     11,250    IDEX Corp.                                     406,462
      5,000    Kaydon Corp.                                   272,700
     18,400    Manitowoc Company, Inc. (The)                  898,472
      4,300    Robbins & Myers, Inc.                          325,209
      9,600    Roper Industries, Inc.                         600,384
      5,000    Snap-on, Inc.                                  241,200
      9,200    Terex Corp.  *                                 603,244
                                                        -------------
                                                            5,735,082
               MARITIME  (0.3%)
      9,400    Kirby Corp.  *                                 436,912
               MEDICAL SERVICES  (2.6%)
     10,500    DaVita, Inc.  *                                591,675
      5,000    Healthways, Inc.  *                            292,200
      4,000    Humana, Inc.  *                                301,240
      8,000    Pediatrix Medical Group, Inc.  *               545,200
      6,500    Psychiatric Solutions, Inc.  *                 211,250
     16,000    Sierra Health Services, Inc.  *                671,360
      2,500    Sunrise Senior Living, Inc.  *                  76,700

     10,000    VCA Antech, Inc.  *                      $     442,300
      8,595    WellPoint, Inc.  *                             754,039
                                                        -------------
                                                            3,885,964
               MEDICAL SUPPLIES  (4.8%)
      2,000    Alcon, Inc.                                    286,080
      4,800    ArthroCare Corp.  *                            230,640
      8,000    Bard (C.R.), Inc.                              758,400
      5,300    Baxter International, Inc.                     307,665
      5,000    Becton Dickinson & Co.                         417,900
      4,500    Charles River Laboratories
                 International, Inc.  *                       296,100
     20,000    DENTSPLY International, Inc.                   900,400
      5,700    Henry Schein, Inc.  *                          349,980
      6,200    Hologic, Inc.  *                               425,568
      7,000    IDEXX Laboratories, Inc.  *                    410,410
      6,000    Illumina, Inc.  *                              355,560
      3,800    Intuitive Surgical, Inc.  *                  1,233,100
      5,000    McKesson Corp.                                 327,550
      8,000    Owens & Minor, Inc.                            339,440
      7,000    Respironics, Inc.  *                           458,360
                                                        -------------
                                                            7,097,153
               METALS & MINING DIVERSIFIED (0.4%)
      7,400    Allegheny Technologies, Inc.                   639,360
               METALS FABRICATING  (0.9%)
      5,700    Chicago Bridge & Iron Co. N.V.                 344,508
      8,600    Harsco Corp.                                   551,002
      6,400    Kennametal, Inc.                               242,304
      4,000    Shaw Group, Inc. (The)  *                      241,760
                                                        -------------
                                                            1,379,574
               NATURAL GAS - DISTRIBUTION  (0.5%)
      4,400    AGL Resources, Inc.                            165,616
     10,500    Southern Union Co.                             308,280
      8,100    UGI Corp.                                      220,725
                                                        -------------
                                                              694,621
               NATURAL GAS - DIVERSIFIED  (1.4%)
     10,000    Southwestern Energy Co.  *                     557,200
     29,583    XTO Energy, Inc.                             1,519,357
                                                        -------------
                                                            2,076,557
               NEWSPAPER  (0.2%)
     11,000    News Corp. Class B                             233,750
               OFFICE EQUIPMENT & SUPPLIES (0.2%)
     13,500    Cenveo, Inc.  *                                235,845
               OILFIELD SERVICES/EQUIPMENT (0.6%)
      3,500    Exterran Holdings, Inc.  *                     286,300
--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------
    SHARES                                                VALUE
--------------------------------------------------------------------------------
     12,000    FMC Technologies, Inc.  *                $     680,400
                                                        -------------
                                                              966,700
               PACKAGING & CONTAINER  (0.6%)
      7,000    AptarGroup, Inc.                               286,370
      4,600    Greif, Inc. Class A                            300,702
      6,600    Owens-Illinois, Inc.  *                        326,700
                                                        -------------
                                                              913,772
               PAPER & FOREST PRODUCTS  (0.1%)
      7,000    Votorantim Celulose e Papel S.A. ADR           208,670
               PETROLEUM - INTEGRATED  (0.2%)
      3,300    Total S.A. ADR                                 272,580
               PETROLEUM - PRODUCING  (1.1%)
     22,500    Range Resources Corp.                        1,155,600
      9,500    Tenaris S.A. ADR                               424,935
                                                        -------------
                                                            1,580,535
               PHARMACY SERVICES (1.2%)
      7,000    CVS Caremark Corp.                             278,250
     12,400    Express Scripts, Inc.  *                       905,200
      5,400    Longs Drug Stores Corp.                        253,800
      3,800    Medco Health Solutions, Inc.  *                385,320
                                                        -------------
                                                            1,822,570
               POWER (0.6%)
     14,000    AES Corp. (The)  *                             299,460
     10,600    Covanta Holding Corp.  *                       293,196
     10,000    Reliant Energy, Inc.  *                        262,400
                                                        -------------
                                                              855,056
               PRECISION INSTRUMENT  (1.1%)
      4,300    Mettler Toledo International, Inc.  *          489,340
     12,000    Thermo Fisher Scientific, Inc.  *              692,160
      1,700    Triumph Group, Inc.                            139,995
      4,400    Waters Corp.  *                                347,908
                                                        -------------
                                                            1,669,403
               R.E.I.T.  (0.1%)
      6,600    LaSalle Hotel Properties                       210,540
               RAILROAD  (1.1%)
      3,300    Burlington Northern Santa Fe Corp.             274,659
      6,400    Canadian National Railway Co.                  300,352
      5,200    Canadian Pacific Railway Ltd.                  336,128
     11,400    Kansas City Southern  *                        391,362
      5,400    Norfolk Southern Corp.                         272,376
                                                        -------------
                                                            1,574,877
               RESTAURANT  (1.0%)
      2,200    Chipotle Mexican Grill, Inc. Class A *         323,554
      4,800    McDonald's Corp.                               282,768
     23,550    Sonic Corp.  *                                 515,745
      9,400    Yum! Brands, Inc.                              359,738
                                                        -------------
                                                            1,481,805

               RETAIL - AUTOMOTIVE  (0.5%)
      2,200    AutoZone, Inc.  *                       $      263,802
     12,800    O'Reilly Automotive, Inc.  *                   415,104
                                                        -------------
                                                              678,906
               RETAIL - SPECIAL LINES  (1.0%)
      7,000    Coach, Inc.  *                                 214,060
     10,000    Dick's Sporting Goods, Inc.  *                 277,600
     12,000    GameStop Corp. Class A *                       745,320
      8,500    Men's Wearhouse, Inc. (The)                    229,330
                                                        -------------
                                                            1,466,310
               RETAIL STORE  (0.5%)
      4,200    Costco Wholesale Corp.                         292,992
     11,000    Nordstrom, Inc.                                404,030
                                                        -------------
                                                              697,022
               SECURITIES BROKERAGE  (1.0%)
      4,400    Bear Stearns Companies, Inc. (The)             388,300
        600    CME Group, Inc.                                411,600
      1,700    Goldman Sachs Group, Inc. (The)                365,585
      9,450    Raymond James Financial, Inc.                  308,637
                                                        -------------
                                                            1,474,122
               SEMICONDUCTOR  (0.2%)
      8,550    NVIDIA Corp.  *                                290,871
               SHOE  (0.7%)
      2,500    Deckers Outdoor Corp.  *                       387,650
      3,000    Genesco, Inc.  *                               113,400
      7,000    Iconix Brand Group, Inc.  *                    137,620
      5,400    NIKE, Inc. Class B                             346,896
                                                        -------------
                                                              985,566
               STEEL - GENERAL  (0.2%)
      6,000    Nucor Corp.                                    355,320
               TELECOMMUNICATION SERVICES  (2.6%)
     12,000    American Tower Corp. Class A *                 511,200
      8,000    AT&T, Inc.                                     332,480
      4,000    BT Group PLC ADR                               215,680
      9,000    Crown Castle International Corp.  *            374,400
      3,600    Millicom International Cellular S.A.  *        424,584
      5,000    Mobile TeleSystems ADR                         508,950
      4,500    Telephone and Data Systems, Inc.               281,700
     13,000    Time Warner Telecom, Inc. Class A *            263,770
     16,000    Vimpel-Communications ADR                      665,600
      7,200    Vodafone Group PLC ADR                         268,704
                                                        -------------
                                                            3,847,068
               TELECOMMUNICATIONS EQUIPMENT (0.8%)
      6,600    Anixter International, Inc.  *                 410,982
      7,000    Ciena Corp.  *                                 238,770
      8,300    Cisco Systems, Inc.  *                         224,681
      7,000    CommScope, Inc.  *                             344,470
                                                        -------------
                                                            1,218,903
--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                VALUE
--------------------------------------------------------------------------------
               THRIFT  (0.3%)
     30,457    Hudson City Bancorp, Inc.                $     457,464
               TOBACCO  (0.2%)
      4,300    British American Tobacco PLC ADR               337,808
               TOILETRIES & COSMETICS  (0.2%)
      9,000    Luxottica Group S.p.A. ADR                     283,410
               TRUCKING  (0.3%)
      9,400    Landstar System, Inc.                          396,210
               WIRELESS NETWORKING  (0.3%)
     12,000    SBA Communications Corp. Class A *             406,081
                                                        -------------

                TOTAL COMMON STOCKS
                  (COST $71,421,250)                      109,814,783
                                                        -------------
   PRINCIPAL
    AMOUNT                                                VALUE
--------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS  (12.0%)
   $2,000,000  Federal Home Loan Bank, 4.10%, 6/13/08       1,996,348
    1,000,000  Federal Home Loan Bank, 4.25%, 9/12/08         999,843
    3,000,000  Federal Home Loan Bank, 5.00%, 9/18/09       3,070,236
    1,000,000  Federal Home Loan Mortgage
                 Corp., 4.25%, 7/15/09                      1,009,388
    2,500,000  Federal Home Loan Mortgage
                 Corp., 5.75%, 1/15/12                      2,675,480
    2,000,000  Federal Home Loan Mortgage
                 Corp., 5.13%, 7/15/12                      2,102,226
    1,000,000  Federal Home Loan Mortgage
                 Corp., 4.50%, 1/15/13                      1,023,785
      937,413  Federal Home Loan Mortgage
                 Corp., Gold PC Pool# J03316,
                 5.00%, 9/1/21                                938,429
    1,000,000  Federal National Mortgage
                 Association, 3.25%, 1/15/08                  999,415
    1,493,617  Federal National Mortgage
                 Association, 5.00%, 11/1/34                1,458,987
    1,598,922  Government National Mortgage
                 Association, 5.50%, 1/15/36                1,610,752
                                                        -------------

                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $17,468,394)                       17,884,889
                                                        -------------

                TOTAL INVESTMENT SECURITIES (85.8%)
                  (COST $88,889,644)                      127,699,672
                                                        -------------
    SHORT-TERM INVESTMENTS  (13.6%)
               REPURCHASE AGREEMENTS (1) (12.2%)
    9,200,000  With Morgan Stanley, 0.95%,
                 dated 12/31/07, due 1/2/08,
                 delivery value $9,200,486
                 (collateralized by $6,585,000
                 U.S. Treasury Notes 9.125%,
                 due 5/15/18, with a value of
  $              $9,391,653)                            $   9,200,000
    9,000,000  With State Street Bank & Trust,
                 0.70%, dated 12/31/07, due
                 1/2/08, delivery value
                 $9,000,350 (collateralized by
                 $9,160,000 U.S. Treasury Notes
                 3.25% due 12/31/09, with a
                 value of $9,195,781)                       9,000,000
                                                        -------------
                                                           18,200,000
               U.S. GOVERNMENT AGENCY OBLIGATIONS  (1.4%)
    2,000,000  Federal Home Loan Bank, 5.25%, 1/18/08       2,000,000
                                                        -------------

                TOTAL SHORT-TERM INVESTMENTS
                  (COST $20,200,000)                       20,200,000
                                                        -------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.6%)        936,263
                                                        -------------
NET ASSETS  (100.0%)                                    $ 148,835,935
                                                        -------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($148,835,935 / 6,783,508 SHARES
  OUTSTANDING)                                          $       21.94
                                                        -------------
*        Non-income producing.
(1)      The Fund's custodian takes possession of the
         underlying collateral securities, the value of
         which exceeds the principal amount of the
         repurchase transaction, including accrued
         interest.  To the extent that any repurchase
         transaction exceeds one business day, it is the
         Fund's policy to mark-to-market the collateral on
         a daily basis to ensure the adequacy of the
         collateral.  In the event of default of the
         obligation to repurchase, the Fund has the right
         to liquidate the collateral and apply the proceeds
         in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,
         realization and/or retention of the collateral or
         proceeds may be subject to legal proceedings.
ADR      American Depositary Receipt


--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------
The Fund's unrealized appreciation/(depreciation) as of December 31, 2007 was as follows:

                                                  TOTAL NET
                                                  UNREALIZED
TOTAL COST       APPRECIATION    DEPRECIATION     APPRECIATION
--------------------------------------------------------------
$109,089,644     $40,125,747     $(1,315,719)     $38,810,028



--------------------------------------------------------------------------------
6

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    February 27, 2008
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    February 27, 2008
         --------------------------------